Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	September 30, 2021 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 166.2% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 28.7%
AAdvantage Loyalty IP Ltd. 5.500% (LIBOR03M + 4.750%) due 04/20/2028 ~		$4,700	$4,865
ACProducts, Inc. 4.750% (LIBOR03M + 4.250%) due 05/17/2028 ~		3,192	3,193
Air Canada 4.250% (LIBOR03M + 3.500%) due 08/11/2028 ~		2,800	2,816
Alorica, Inc. 7.000% (LIBOR03M + 6.000%) due 12/11/2025 «~		10,396	10,371
American Tire Distributors, Inc. 8.500% (LIBOR03M + 7.500%) due 09/02/2024 ~		3,761	3,767
AP Core Holdings, LLC 6.250% (LIBOR03M + 5.500%) due 09/01/2027 ~		17,472	17,536
Asurion LLC
3.334% (LIBOR03M + 3.250%) due 07/31/2027 ~		6,988	6,893
5.334% (LIBOR03M + 5.250%) due 01/20/2029 ~		1,457	1,454
Bally's Corp. TBD% due 08/06/2028		1,900	1,902
BCPE Empire Holdings, Inc.
2.000% due 06/11/2026 µ		2,762	2,755
4.500% (LIBOR03M + 4.000%) due 06/11/2026 ~		5,333	5,319
Boxer Parent Co., Inc. TBD% due 02/27/2026		7,418	7,508
BWAY Holding Co. 3.334% (LIBOR03M + 3.250%) due 04/03/2024 ~		4,974	4,880
Caesars Resort Collection LLC
2.834% (LIBOR03M + 2.750%) due 12/23/2024 ~		17,774	17,689
3.583% (LIBOR03M + 3.500%) due 07/21/2025 ~		3,122	3,130
Carnival Corp.
3.750% (LIBOR03M + 3.000%) due 06/30/2025 ~		1,683	1,679
3.750% (EUR003M + 3.750%) due 06/30/2025 ~	EUR	5,559	6,442
4.750% (EUR003M + 4.750%) due 09/22/2022 «~		7,344	8,361
Cengage Learning, Inc. 5.750% (LIBOR03M + 4.750%) due 06/29/2026 ~		$16,247	16,372
Clear Channel Outdoor Holdings, Inc. 3.629% (LIBOR03M + 3.500%) due 08/21/2026 ~		9,000	8,828
Cornwallis Corp. 7.460% due 12/01/2021 «		67	68
Coty, Inc.
2.333% (LIBOR03M + 2.250%) due 04/07/2025 ~		2,568	2,529
2.500% (EUR003M + 2.500%) due 04/07/2025 ~	EUR	6,716	7,638
DirecTV Financing LLC 5.750% (LIBOR03M + 5.000%) due 07/22/2027 ~		$5,500	5,511
Emerald TopCo, Inc. 3.584% (LIBOR03M + 3.500%) due 07/24/2026 ~		177	176
Envision Healthcare Corp. 3.834% (LIBOR03M + 3.750%) due 10/10/2025 ~		69,740	62,243
Fintrax International Holdings TBD% due 12/18/2026	EUR	9,800	11,358
Forest City Enterprises LP 3.584% (LIBOR03M + 3.500%) due 12/08/2025 ~		$9,700	9,597
Forest Park 5.780% due 12/11/2024 «		454	493
Frontier Communications Corp. 4.500% (LIBOR03M + 3.750%) due 05/01/2028 ~		7,148	7,154
Gibson Brands, Inc. 5.750% (LIBOR03M + 5.000%) due 06/25/2028 «~		6,100	6,100
GIP Blue Holding TBD% due 09/29/2028 «		11,900	11,930
Instant Brands Holdings, Inc 5.750% (LIBOR03M + 5.000%) due 04/12/2028 «~		8,215	8,194
Intelsat Jackson Holdings S.A.
3.600% - 5.750% (LIBOR03M + 4.750%) due 10/13/2022 «~µ		4,458	4,424
8.000% (PRIME + 4.750%) due 11/27/2023 ~		200	203
Lealand Finance Company B.V.
1.084% (LIBOR03M + 1.000%) due 06/30/2025 ~		2,314	1,031
3.084% (LIBOR03M + 3.000%) due 06/30/2024 «~		171	102
LifeMiles Ltd. 6.250% (LIBOR03M + 5.250%) due 08/30/2026 ~		7,632	7,610
Lo Duca Bros Realty Co. Westridge LLC 7.420% due 12/01/2021 «		258	261

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Mattress Firm, Inc. TBD% due 09/25/2028		10,500	10,497
Medline Industries, Inc.
TBD% due 08/04/2022 «		21,600	21,333
TBD% due 09/20/2028		7,300	7,264
Merrill Lynch Mortgage Investors Trust TBD% due 01/01/2022 «(k)		10,164	10,125
MH Sub LLC 3.584% (LIBOR03M + 3.500%) due 09/13/2024 ~		19	19
Montgomery Plaza Apartments 5.900% due 11/11/2024 «		515	559
NAC Aviation
TBD% due 12/15/2021 «		4,391	3,093
TBD% due 06/27/2022		10,600	7,606
TBD% due 06/11/2023 «		5,109	3,599
Otterham Property Finance Designated Activity Co. 3.000% (EUR003M + 3.000%) due 09/03/2026 «~(k)	EUR	26,664	30,364
Park Springs Apartments 7.000% due 02/01/2023 «		$1,737	1,810
Plainfield Commons LLC 7.330% due 02/01/2022 «		1,091	1,091
Preylock Reitman Santa Cruz Mezz LLC 6.500% (LIBOR03M + 5.500%) due 11/09/2022 «~(k)		7,900	7,782
Project Anfora Senior 2.750% (EUR003M + 2.750%) due 10/01/2026 «~(k)	EUR	37,653	42,708
Promotora de Informaciones SA TBD% due 03/31/2025		1,000	1,102
PUG LLC 3.584% (LIBOR03M + 3.500%) due 02/12/2027 ~		$71	69
Redstone Buyer LLC 8.500% (LIBOR03M + 7.750%) due 04/27/2029 ~		6,000	5,865
Royal Caribbean Cruises Ltd. TBD% due 10/12/2022		22,400	21,588
Sabre GLBL, Inc. 4.000% (LIBOR03M + 3.500%) due 12/17/2027 ~		5,105	5,073
Sasol Ltd. 0.500% - 1.720% (LIBOR03M + 1.600%) due 11/23/2022 «~µ		11,612	11,145
Scientific Games International, Inc. 2.834% (LIBOR03M + 2.750%) due 08/14/2024 ~		1,791	1,784
Sequa Mezzanine Holdings LLC
7.750% (LIBOR03M + 6.750%) due 11/28/2023 ~		31,412	31,923
11.750% (LIBOR03M + 10.750%) due 04/28/2024 «~		19,946	19,846
Shutterfly, Inc. 5.750% (LIBOR03M + 5.000%) due 09/25/2026 ~		4,791	4,801
Sigma Bidco BV 3.750% (WIBOR03M + 3.500%) due 03/31/2025 ~	PLN	31,527	7,481
Sotera Health Holdings LLC 3.250% (LIBOR03M + 2.750%) due 12/11/2026 «~		$280	279
Steenbok Lux Finco 2 Sa.r.l. (10.750% PIK) 10.750% (EUR003M) due 12/31/2022 ~(d)	EUR	33,400	36,969
Steenbok Lux Finco 2 Sa.r.l. (7.875% PIK) 7.875% (EUR003M) due 12/31/2022 ~(d)		15,779	18,727
Stillwater Development LLC 5.520% due 05/01/2024 «		$962	980
Stillwater Partners LLC 5.520% due 05/01/2024 «		494	503
Sylvamo Corp. TBD% due 08/18/2028 «		1,675	1,673
Syniverse Holdings, Inc.
6.000% (LIBOR03M + 5.000%) due 03/09/2023 ~		49,707	49,767
10.000% (LIBOR03M + 9.000%) due 03/11/2024 ~		14,841	14,861
Team Health Holdings, Inc. 3.750% (LIBOR03M + 2.750%) due 02/06/2024 ~		39,779	38,898
United Airlines, Inc. 4.500% (LIBOR03M + 3.750%) due 04/21/2028 ~		2,488	2,511
Veritas Holdings, Inc 6.000% (LIBOR03M + 5.000%) due 09/01/2025 ~		10,174	10,238
Viad Corp. 5.500% (LIBOR03M + 5.000%) due 07/30/2028 «~		6,300	6,300
Walgreens
5.890% due 03/01/2025 «		1,236	1,342
6.000% due 03/06/2030 «		701	851
Westmoreland Coal Company (15.000% PIK) 15.000% due 03/15/2029 (d)		7,714	1,601
Windstream Services LLC 7.250% (LIBOR03M + 6.250%) due 09/21/2027 ~		7,045	7,084

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Worldwide Express Operations LLC 5.000% (LIBOR03M + 4.250%) due 07/26/2028 ~		3,200	3,213

Total Loan Participations and Assignments (Cost $731,368)			736,706

CORPORATE BONDS & NOTES 53.6%
BANKING & FINANCE 11.4%
Ally Financial, Inc. 8.000% due 11/01/2031		90	130
Banca Monte dei Paschi di Siena SpA
1.875% due 01/09/2026 (m)	EUR	9,900	11,547
2.625% due 04/28/2025 (m)		7,023	8,344
3.625% due 09/24/2024 (m)		4,664	5,652
5.375% due 01/18/2028 •(m)		3,000	2,641
8.000% due 01/22/2030 •(m)		6,758	6,311
8.500% due 09/10/2030 •(m)		500	476
10.500% due 07/23/2029 (m)		9,939	11,805
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	1,300	309
Banco Santander S.A. 4.125% due 11/12/2027 •(i)(j)(m)	EUR	4,200	5,085
Barclays PLC
5.875% due 09/15/2024 •(i)(j)(m)	GBP	1,200	1,707
6.375% due 12/15/2025 •(i)(j)(m)		650	968
7.125% due 06/15/2025 •(i)(j)(m)		4,100	6,201
7.750% due 09/15/2023 •(i)(j)(m)		$2,410	2,633
8.000% due 06/15/2024 •(i)(j)(m)		250	283
Burford Capital Global Finance LLC 6.250% due 04/15/2028 (m)		2,600	2,759
Claveau Re Ltd. 17.283% (T-BILL 3MO + 17.250%) due 07/08/2028 ~		3,400	3,426
Corestate Capital Holding S.A. 3.500% due 04/15/2023 (m)	EUR	5,400	5,820
Credit Suisse Group AG
7.250% due 09/12/2025 •(i)(j)(m)		$200	222
7.500% due 07/17/2023 •(i)(j)(m)		200	214
Curo Group Holdings Corp. 7.500% due 08/01/2028 (m)		2,900	2,933
Doric Nimrod Air Alpha Pass-Through Trust 5.250% due 05/30/2025 (m)		2,587	2,598
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust 5.125% due 11/30/2024 (m)		149	149
Enact Holdings, Inc. 6.500% due 08/15/2025 (m)		5,700	6,230
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		13,700	13,685
Farringdon Mortgages 4.080% due 07/15/2047	GBP	5,675	5,617
FloodSmart Re Ltd.
13.033% (T-BILL 3MO + 13.000%) due 03/01/2024 ~		$2,246	2,145
16.783% (T-BILL 3MO + 16.750%) due 03/01/2024 ~		643	611
Fortress Transportation & Infrastructure Investors LLC 6.500% due 10/01/2025 (m)		471	485
Freedom Mortgage Corp. 6.625% due 01/15/2027 (m)		2,500	2,434
Huarong Finance Co. Ltd.
3.375% due 02/24/2030		200	169
4.500% due 05/29/2029		200	184
4.750% due 04/27/2027		200	189
4.950% due 11/07/2047		200	174
Jefferson Capital Holdings LLC 6.000% due 08/15/2026 (m)		11,400	11,729
Kennedy Wilson Europe Real Estate Ltd. 3.950% due 06/30/2022	GBP	507	695
Kennedy-Wilson, Inc. 4.750% due 02/01/2030 (m)		$5,475	5,565
MGM Growth Properties Operating Partnership LP 4.625% due 06/15/2025 (m)		200	216
NAC Aviation Dac 4.920% due 02/27/2026 «(k)		3,250	2,570
NAC Aviation PPN
4.790% due 02/27/2024		1,022	827
6.580% due 03/14/2025		4,334	3,507
Natwest Group PLC 8.000% due 08/10/2025 •(i)(j)(m)		6,325	7,480
Navient Corp. 5.625% due 01/25/2025		139	137
Piper Jaffray Cos.
4.740% due 10/15/2021 (m)		800	807
5.200% due 10/15/2023 (m)		2,900	2,918
Sitka Holdings LLC 5.250% due 07/06/2026 •		9,423	9,564

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		102,200	31,919
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (m)	GBP	1,234	1,885
7.395% due 03/28/2024 (m)		2,017	2,897
Uniti Group LP
6.000% due 01/15/2030 (c)		$24,136	23,985
7.125% due 12/15/2024 (m)		13,056	13,350
7.875% due 02/15/2025 (m)		40,204	42,530
Voyager Aviation Holdings LLC 8.500% due 05/09/2026		11,269	10,353
XP, Inc. 3.250% due 07/01/2026 (m)		4,700	4,578

			291,648

INDUSTRIALS 33.2%
21Vianet Group, Inc. 7.875% due 10/15/2021		1,400	1,400
Air Canada 3.875% due 08/15/2026 (m)		1,200	1,212
Altice Financing S.A.
4.250% due 08/15/2029 (m)	EUR	2,322	2,644
5.750% due 08/15/2029 (m)		$11,926	11,568
American Airlines, Inc.
5.500% due 04/20/2026 (m)		1,300	1,368
5.750% due 04/20/2029 (m)		4,200	4,531
Associated Materials LLC 9.000% due 09/01/2025 (m)		6,332	6,706
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)(m)		146	110
Boeing Co.
5.705% due 05/01/2040 (m)		2,172	2,764
5.805% due 05/01/2050 (m)		2,179	2,910
5.930% due 05/01/2060 (m)		3,679	5,036
Bombardier, Inc.
6.000% due 02/15/2028 (m)		30,072	30,451
7.125% due 06/15/2026 (m)		19,420	20,415
7.500% due 12/01/2024 (m)		2,678	2,788
7.500% due 03/15/2025 (m)		3,513	3,592
7.875% due 04/15/2027 (m)		4,227	4,388
Callon Petroleum Co. 8.000% due 08/01/2028 (m)		2,500	2,473
Carnival Corp. 10.500% due 02/01/2026 (m)		700	813
Carvana Co. 4.875% due 09/01/2029 (m)		6,700	6,643
CCO Holdings LLC 4.250% due 01/15/2034 (m)		5,600	5,555
CGG S.A.
7.750% due 04/01/2027 (m)	EUR	16,600	19,597
8.750% due 04/01/2027 (m)		$22,793	22,974
Community Health Systems, Inc.
6.625% due 02/15/2025 (m)		2,586	2,709
8.000% due 03/15/2026 (m)		5,637	5,985
Coty, Inc.
3.875% due 04/15/2026 (m)	EUR	15,510	18,426
5.000% due 04/15/2026 (m)		$25,400	25,979
Delta Air Lines, Inc. 7.375% due 01/15/2026 (m)		2,090	2,463
Deluxe Corp. 8.000% due 06/01/2029 (m)		11,000	11,509
Dufry One BV 2.000% due 02/15/2027 (m)	EUR	3,300	3,652
Endure Digital, Inc. 6.000% due 02/15/2029 (m)		$7,100	6,755
Envision Healthcare Corp. 8.750% due 10/15/2026 (m)		4,230	3,442
EQM Midstream Partners LP 4.750% due 01/15/2031 (m)		3,200	3,332
Exela Intermediate LLC 10.000% due 07/15/2023		13	10
First Quantum Minerals Ltd. 6.500% due 03/01/2024 (m)		1,150	1,166
Fresh Market, Inc. 9.750% due 05/01/2023		50	52
Frontier Finance PLC 8.000% due 03/23/2022	GBP	1,013	1,393
Full House Resorts, Inc. 8.250% due 02/15/2028 (m)		$9,953	10,713
Gap, Inc.
3.625% due 10/01/2029 (m)		1,528	1,534
3.875% due 10/01/2031 (m)		1,528	1,530
Garda World Security Corp. 6.000% due 06/01/2029 (m)		2,900	2,845

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

General Electric Co. 6.875% due 01/10/2039 (m)		3	5
Greene King Finance PLC 2.150% (BP0003M + 2.080%) due 03/15/2036 ~	GBP	200	231
Grifols Escrow Issuer S.A. 3.875% due 10/15/2028 (c)	EUR	4,100	4,811
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026 (m)		$4,000	4,190
Innophos Holdings, Inc. 9.375% due 02/15/2028 (m)		248	268
Intelsat Connect Finance S.A. 9.500% due 02/15/2023 ^(e)(m)		200	53
Intelsat Jackson Holdings S.A.
5.500% due 08/01/2023 ^ (e)		36,644	20,495
8.000% due 02/15/2024 (m)		658	676
8.500% due 10/15/2024 ^(e)(m)		30,492	17,432
9.750% due 07/15/2025 ^(e)(m)		3,268	1,780
Jaguar Land Rover Automotive PLC
4.500% due 07/15/2028 (m)	EUR	873	1,000
5.875% due 01/15/2028 (m)		$6,600	6,636
6.875% due 11/15/2026	EUR	900	1,164
Mclaren Finance PLC 7.500% due 08/01/2026 (m)		$1,500	1,526
MGM China Holdings Ltd. 5.875% due 05/15/2026 (m)		200	204
Midas OpCo Holdings LLC 5.625% due 08/15/2029 (m)		9,000	9,324
Mohegan Gaming & Entertainment 8.000% due 02/01/2026 (m)		9,400	9,810
Mozart Debt Merger Sub, Inc.
3.875% due 04/01/2029 (c)		7,300	7,300
5.250% due 10/01/2029 (c)		6,300	6,300
MPH Acquisition Holdings LLC 5.500% due 09/01/2028 (m)		4,296	4,290
NCL Corp. Ltd.
10.250% due 02/01/2026 (m)		10,800	12,411
12.250% due 05/15/2024 (m)		7,980	9,426
Noble Corp. PLC (11.000% Cash or 15.000% PIK) 11.000% due 02/15/2028 (d)		95	105
Oasis Petroleum, Inc. 6.375% due 06/01/2026 (m)		1,600	1,679
Ortho-Clinical Diagnostics, Inc. 7.375% due 06/01/2025 (m)		230	243
Petroleos de Venezuela S.A.
5.375% due 04/12/2027 ^(e)		440	26
6.000% due 05/16/2024 ^(e)		650	39
6.000% due 11/15/2026 ^(e)		430	26
Petroleos Mexicanos
2.750% due 04/21/2027 (m)	EUR	3,900	4,259
5.350% due 02/12/2028 (m)		$1,158	1,143
5.950% due 01/28/2031 (m)		9,630	9,348
6.350% due 02/12/2048 (m)		726	615
6.490% due 01/23/2027 (m)		130	138
6.500% due 03/13/2027 (m)		5,933	6,274
6.500% due 01/23/2029 (m)		3,798	3,910
6.625% due 06/15/2035 (m)		8,400	7,982
6.750% due 09/21/2047 (m)		7,094	6,198
6.840% due 01/23/2030 (m)		12,510	12,938
6.950% due 01/28/2060 (m)		1,816	1,590
7.690% due 01/23/2050 (m)		190	180
Petrorio Luxembourg SARL 6.125% due 06/09/2026 (m)		2,700	2,723
Premier Entertainment Sub LLC 5.625% due 09/01/2029 (m)		12,308	12,447
Prime Healthcare Services, Inc. 7.250% due 11/01/2025 (m)		24,819	26,649
Prosus NV
2.031% due 08/03/2032 (m)	EUR	500	578
3.832% due 02/08/2051 (m)		$10,600	9,667
4.027% due 08/03/2050 (m)		3,300	3,098
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026 (m)		34,024	35,980
Rite Aid Corp. 8.000% due 11/15/2026 (m)		689	695
Rolls-Royce PLC
1.625% due 05/09/2028 (m)	EUR	6,300	7,044
3.625% due 10/14/2025 (m)		$1,000	1,013
4.625% due 02/16/2026 (m)	EUR	300	386
5.750% due 10/15/2027 (m)	GBP	400	600
Royal Caribbean Cruises Ltd.
9.125% due 06/15/2023 (m)		$1,100	1,197
10.875% due 06/01/2023 (m)		4,500	5,046
11.500% due 06/01/2025 (m)		4,234	4,836
Sabre GLBL, Inc. 7.375% due 09/01/2025 (m)		2,700	2,881

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Schenck Process Holding GmbH 6.875% due 06/15/2023 (m)	EUR	4,280	5,004
Seagate HDD Cayman 4.091% due 06/01/2029		$2,700	2,840
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025 (m)		400	427
Spirit AeroSystems, Inc.
3.950% due 06/15/2023 (m)		5,000	5,098
4.600% due 06/15/2028 (m)		1,735	1,724
Strathcona Resources Ltd. 6.875% due 08/01/2026 (m)		5,900	5,855
Studio City Finance Ltd. 5.000% due 01/15/2029 (m)		1,200	1,108
Surgery Center Holdings, Inc. 10.000% due 04/15/2027 (m)		9,117	9,858
Teva Pharmaceutical Finance Co. BV 2.950% due 12/18/2022 (m)		700	706
Teva Pharmaceutical Finance Netherlands BV
1.250% due 03/31/2023 (m)	EUR	400	456
2.800% due 07/21/2023 (m)		$2,251	2,240
6.000% due 01/31/2025	EUR	200	251
Topaz Solar Farms LLC
4.875% due 09/30/2039 (m)		$3,089	3,344
5.750% due 09/30/2039 (m)		28,726	34,561
TransDigm, Inc.
4.625% due 01/15/2029		3,500	3,500
5.500% due 11/15/2027 (m)		88	91
Transocean Pontus Ltd. 6.125% due 08/01/2025 (m)		92	93
Transocean, Inc.
7.250% due 11/01/2025		346	289
7.500% due 01/15/2026		190	154
8.000% due 02/01/2027		254	200
Triumph Group, Inc.
6.250% due 09/15/2024 (m)		137	137
8.875% due 06/01/2024 (m)		2,580	2,841
U.S. Renal Care, Inc. 10.625% due 07/15/2027 (m)		14,057	14,959
Uber Technologies, Inc. 4.500% due 08/15/2029 (m)		10,100	10,188
Univision Communications, Inc.
5.125% due 02/15/2025 (m)		890	904
9.500% due 05/01/2025 (m)		900	978
Valaris Ltd. (8.250% Cash or 12.000% PIK) 8.250% due 04/30/2028 (d)		2,027	2,106
Vale Overseas Ltd.
6.875% due 11/21/2036 (m)		781	1,042
6.875% due 11/10/2039 (m)		275	372
Vale S.A. 2.762% due 12/29/2049 «~(i)	BRL	310,000	31,554
Veritas U.S., Inc. 7.500% due 09/01/2025 (m)		$13,000	13,536
Victors Merger Corp. 6.375% due 05/15/2029 (m)		4,000	3,836
Viking Cruises Ltd. 13.000% due 05/15/2025 (m)		25,187	29,028
Viking Ocean Cruises Ship Ltd. 5.625% due 02/15/2029 (m)		400	401
Windstream Escrow LLC 7.750% due 08/15/2028 (m)		30,862	32,282
Wolverine Escrow LLC
8.500% due 11/15/2024 (m)		48,924	45,560
9.000% due 11/15/2026 (m)		11,725	10,846
Wynn Las Vegas LLC
5.250% due 05/15/2027 (m)		5,940	6,008
5.500% due 03/01/2025 (m)		5,830	5,954
Wynn Macau Ltd.
5.125% due 12/15/2029 (m)		400	377
5.500% due 01/15/2026 (m)		400	388
5.500% due 10/01/2027 (m)		200	191
5.625% due 08/26/2028 (m)		4,500	4,290
5.625% due 08/26/2028		200	191
Wynn Resorts Finance LLC
5.125% due 10/01/2029 (m)		400	404
7.750% due 04/15/2025 (m)		300	317

			850,787

UTILITIES 9.0%
DTEK Finance PLC (1.500% Cash and 3.500% PIK) 5.000% due 12/31/2027 (d)(m)		14,511	8,921
Eskom Holdings SOC Ltd. 6.750% due 08/06/2023 (m)		42,918	44,404
FEL Energy SARL 5.750% due 12/01/2040 (m)		6,366	6,670

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Genesis Energy LP 8.000% due 01/15/2027 (m)		4,200	4,258
Lumen Technologies, Inc. 4.000% due 02/15/2027 (m)		122	125
NGD Holdings BV 6.750% due 12/31/2026 (m)		1,378	1,339
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^(m)		2,962	2,932
Oi S.A. 10.000% due 07/27/2025 (m)		31,439	29,551
Pacific Gas & Electric Co.
3.000% due 06/15/2028 (m)		3,600	3,666
3.300% due 03/15/2027 ^(m)		3,137	3,259
3.750% due 08/15/2042 ^(m)		26	24
4.000% due 12/01/2046 ^		4	4
4.250% due 03/15/2046 ^(m)		2,555	2,520
4.300% due 03/15/2045 ^(m)		34	34
4.450% due 04/15/2042 ^(m)		3,732	3,727
4.500% due 07/01/2040 (m)		11,073	11,319
4.500% due 12/15/2041 ^(m)		368	361
4.550% due 07/01/2030 (m)		9,178	9,931
4.600% due 06/15/2043 ^		20	20
4.750% due 02/15/2044 ^(m)		24,633	25,129
4.950% due 07/01/2050 (m)		11,066	11,793
Peru LNG SRL 5.375% due 03/22/2030 (m)		14,966	12,150
Petrobras Global Finance BV
6.750% due 01/27/2041 (m)		5,644	6,387
6.750% due 06/03/2050 (m)		18,422	20,054
6.850% due 06/05/2115 (m)		7,367	7,610
7.250% due 03/17/2044 (m)		592	684
Rio Oil Finance Trust
8.200% due 04/06/2028 (m)		6,301	7,287
9.250% due 07/06/2024 (m)		3,205	3,520
Transocean Phoenix Ltd. 7.750% due 10/15/2024		1,100	1,123
Transocean Poseidon Ltd. 6.875% due 02/01/2027 (m)		2,148	2,141

			230,943

Total Corporate Bonds & Notes (Cost $1,364,672)			1,373,378

CONVERTIBLE BONDS & NOTES 2.2%
BANKING & FINANCE 0.9%
Corestate Capital Holding S.A. 1.375% due 11/28/2022 (m)	EUR	3,200	3,418
Credit Suisse Group Guernsey Ltd. 3.000% due 11/12/2021 «	CHF	1,000	1,153
PennyMac Corp. 5.500% due 03/15/2026 (m)		$18,075	18,589

			23,160

INDUSTRIALS 1.3%
21Vianet Group, Inc. 0.000% due 02/01/2026 (h)		9,000	7,501
DISH Network Corp. 3.375% due 08/15/2026 (m)		3,300	3,439
Multiplan Corp. (6.000% Cash or 7.000% PIK) 6.000% due 10/15/2027 (d)		10,600	9,047
NCL Corp. Ltd. 6.000% due 05/15/2024		4,000	8,586
Royal Caribbean Cruises Ltd. 4.250% due 06/15/2023		3,200	4,512

			33,085

Total Convertible Bonds & Notes (Cost $50,796)			56,245

MUNICIPAL BONDS & NOTES 2.7%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	6,864

PUERTO RICO 2.4%
Commonwealth of Puerto Rico General Obligation Bonds, Series 2014 8.000% due 07/01/2035 ^(e)		57,900	50,084

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

CPR Custodial Receipt, Puerto Rico Revenue Bonds, Series 2021 1.000% due 01/01/2045 ^(e)	12,700	11,906

		61,990

TEXAS 0.0%
Texas Public Finance Authority Revenue Notes, Series 2014 8.250% due 07/01/2024	100	101

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)	1,200	130

Total Municipal Bonds & Notes (Cost $63,027)		69,085

U.S. GOVERNMENT AGENCIES 1.8%
Fannie Mae
1.500% due 02/25/2036 (a)(m)	14,450	839
4.000% due 09/25/2051 (a)(m)	36,099	5,807
Freddie Mac
0.000% due 02/25/2046 (b)(h)	3,130	2,630
0.100% due 02/25/2046 (a)	3,124	1
0.700% due 11/25/2055 ~(a)(m)	64,681	4,352
2.079% due 11/25/2045 ~(a)(m)	24,637	2,735
3.000% due 02/25/2051 (a)(m)	10,164	1,321
4.500% due 12/25/2050 (a)(m)	5,827	971
6.566% due 08/15/2026 •(a)(m)	2,119	212
Uniform Mortgage-Backed Security, TBA 2.000% due 11/01/2051	28,000	28,027

Total U.S. Government Agencies (Cost $47,344)		46,895

NON-AGENCY MORTGAGE-BACKED SECURITIES 34.1%
280 Park Avenue Mortgage Trust 2.911% due 09/15/2034 •	7,233	7,217
ACRES Commercial Realty Corp. 5.664% due 04/17/2037 •(m)	2,901	2,947
Adjustable Rate Mortgage Trust
0.626% due 02/25/2036 •	40	28
1.086% due 10/25/2035 •	2,543	2,536
1.106% due 11/25/2035 •	1,518	1,498
1.236% due 01/25/2035 •	2,940	2,876
1.886% due 02/25/2035 •	1,810	1,822
Anthracite Ltd. 5.678% due 06/20/2041	6,555	459
Ashford Hospitality Trust
2.834% due 06/15/2035 •(m)	2,750	2,748
3.184% due 04/15/2035 •	8,900	8,617
Atrium Hotel Portfolio Trust
3.134% due 12/15/2036 •(m)	21,231	20,680
3.484% due 06/15/2035 •	5,250	5,156
Austin Fairmont Hotel Trust 2.334% due 09/15/2032 •	3,500	3,420
BAMLL Commercial Mortgage Securities Trust
2.478% due 03/15/2037 •	3,000	2,720
3.850% due 09/15/2038 •	10,000	10,040
BAMLL Re-REMIC Trust 6.023% due 06/17/2050 ~	3,000	1,211
Banc of America Funding Trust
0.234% due 10/25/2036 •	17,394	7,029
0.299% due 08/25/2047 ^~	1,669	1,443
6.000% due 07/25/2036 (m)	745	710
10.606% due 02/27/2037 ~	2,559	2,572
Banc of America Mortgage Trust
2.555% due 06/25/2034 ~	221	201
4.125% due 07/20/2032 ~	45	45
Bancorp Commercial Mortgage Trust 3.834% due 08/15/2032 •(m)	4,100	3,603
Barclays Commercial Mortgage Securities Trust 3.634% due 07/15/2037 •(m)	19,000	18,895
Barclays Commercial Real Estate Trust 4.715% due 08/10/2033 ~	6,220	6,253
BCAP LLC Trust
0.245% due 05/26/2037 ~	2,330	2,128
1.752% due 06/26/2037 ~	2,000	805
3.066% due 08/28/2037 ~	10,993	7,917
Bear Stearns Commercial Mortgage Securities Trust
5.300% due 05/11/2039 ~	1,359	1,359
5.657% due 10/12/2041 ~	52	52
Beneria Cowen & Pritzer Collateral Funding Corp. 3.722% due 06/15/2038 •(m)	4,900	4,885
BWAY Mortgage Trust
3.934% due 09/15/2036 •(m)	7,654	7,673
4.934% due 09/15/2036 •(m)	6,611	6,628

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

5.934% due 09/15/2036 •(m)		3,000	3,007
BX Commercial Mortgage Trust
2.821% due 10/15/2036 •		3,739	3,668
3.234% due 07/15/2034 •(m)		10,617	10,660
4.334% due 07/15/2034 •		22,137	22,284
CD Mortgage Trust 5.688% due 10/15/2048		301	297
Chase Mortgage Finance Trust 3.068% due 03/25/2037 ^~		56	57
Chevy Chase Funding LLC Mortgage-Backed Certificates 0.456% due 01/25/2036 •		4,355	2,934
Citigroup Commercial Mortgage Trust
2.884% due 12/15/2036 •		4,000	3,970
3.800% due 10/15/2036 •		13,140	13,153
5.482% due 10/15/2049		4,683	3,985
5.697% due 12/10/2049 ~		953	509
Citigroup Mortgage Loan Trust
2.670% due 11/25/2036 ~		562	463
3.970% due 07/25/2049 ~(m)		3,750	3,795
4.250% due 02/25/2054 (m)		13,555	14,179
6.000% due 08/25/2035		3,202	2,801
Citigroup Mortgage Loan Trust, Inc. 2.662% due 08/25/2035 ~		3,201	3,149
Colony Mortgage Capital Ltd. 2.805% due 11/15/2038 •		4,575	4,581
COLT Mortgage Pass-Through Certificates
2.695% due 05/25/2065 ~(m)		1,156	1,153
3.550% due 05/25/2065 ~(m)		2,458	2,487
4.553% due 05/25/2065 ~		1,998	2,020
Commercial Mortgage Loan Trust 6.171% due 12/10/2049 ~		7,918	3,682
Commercial Mortgage Trust
1.380% due 10/10/2048 ~(a)(m)		28,636	1,234
2.084% due 06/15/2034 •		2,929	2,789
5.695% due 06/10/2044 ~		2,247	2,238
Countrywide Alternative Loan Trust
0.296% due 05/25/2047 •		5,101	3,468
0.466% due 07/25/2046 ^•		2,284	2,176
0.566% due 12/25/2046 ^•		427	301
0.586% due 10/25/2046 •(m)		303	314
0.867% due 12/20/2035 •		726	269
6.826% due 02/25/2035 ~		354	160
Countrywide Home Loan Mortgage Pass-Through Trust
0.786% due 05/25/2035 •(m)		4,561	2,810
0.786% due 05/25/2035 •		3,962	2,523
2.674% due 09/20/2036 ~		113	108
Credit Suisse Commercial Mortgage Trust
5.457% due 02/15/2040 ~		5,847	841
5.796% due 01/15/2049 ^~(e)		11,070	14,674
5.869% due 09/15/2040 ~		73	177
Credit Suisse First Boston Mortgage Securities Corp.
2.938% due 12/25/2033 ~		571	550
4.981% due 07/15/2037 ~		56	55
5.100% due 08/15/2038 ~		1,437	1,153
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		796	584
Credit Suisse Mortgage Capital Certificates
0.234% due 10/27/2036 •		17,026	14,254
0.584% due 11/30/2037 ~		4,400	4,212
3.066% due 11/27/2037 ~		5,532	5,555
12.750% due 06/27/2037 ~		897	597
Credit Suisse Mortgage Capital Mortgage-Backed Trust 6.500% due 07/25/2036		512	247
CTDL Trust 4.750% due 05/25/2055 ~(m)		894	895
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 3.216% due 09/28/2036 ~		4,320	3,776
Dilosk RMBS DAC 2.705% due 12/20/2057 •(m)	EUR	3,890	4,519
DROP Mortgage Trust 2.830% due 04/15/2026 •(m)		$3,000	3,018
Dssv S.a.r.l. 3.000% due 10/15/2024 «•	EUR	40,710	46,647
Eurosail PLC
0.297% due 03/13/2045 •		250	258
1.417% due 06/13/2045 •(m)	GBP	5,421	6,717
3.567% (BP0003M + 3.500%) due 06/13/2045 ~(m)		1,976	2,674
4.067% due 06/13/2045 •		1,781	2,315
Extended Stay America Trust 3.784% due 07/15/2038 •(m)		$18,305	18,578
Finsbury Square PLC 5.550% due 06/16/2070 •(m)	GBP	1,000	1,418
Freddie Mac
3.400% due 09/25/2041 •		$3,100	3,112
6.300% due 09/25/2041 •		3,700	3,741

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Fremont Home Loan Trust 2.186% due 01/25/2034 •		1,883	1,905
GC Pastor Hipotecario FTA 0.000% due 06/21/2046 •(m)	EUR	5,393	5,795
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038 (m)		$1,373	1,506
GMAC Commercial Mortgage Securities, Inc. Trust 5.349% due 11/10/2045 ~		457	445
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		5,820	5,697
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~(a)		126,455	5,038
0.010% due 12/25/2060 ~		204	203
0.165% due 12/25/2060 ~(a)		112,375	774
3.000% due 12/25/2060 ~		4,164	4,041
3.639% due 12/25/2060 ~		20,531	20,247
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 (b)(h)		63	63
0.000% due 07/25/2059 ~(a)		57,226	285
0.090% due 07/25/2059 ~(a)		51,921	155
3.817% due 07/25/2059 ~(m)		8,719	8,250
3.817% due 07/25/2059 ~		1,081	1,046
GSMSC Resecuritization Trust 3.629% due 09/26/2037 ~		37,689	18,210
HarborView Mortgage Loan Trust
0.327% due 12/19/2036 ^•(m)		3,384	3,366
0.747% due 03/19/2035 •		2,484	1,755
Hawksmoor Mortgage Funding PLC 3.550% due 05/25/2053 •(m)	GBP	3,166	4,300
Hilton Orlando Trust 2.884% due 12/15/2034 •		$10,000	10,008
HPLY Trust 3.234% due 11/15/2036 •		9,434	9,316
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (m)		7,253	4,026
Jackson Park Trust 3.350% due 10/14/2039 ~(m)		11,347	10,529
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~		10,000	1,858
3.881% due 01/05/2031 ~(m)		6,500	6,559
3.881% due 01/05/2031 ~		3,400	3,301
5.623% due 05/12/2045		786	577
5.855% due 06/12/2043 ~		329	331
6.023% due 06/15/2049 ~		15,382	5,429
JP Morgan Mortgage Trust 2.319% due 06/25/2036 ^~		9	8
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 ~(a)		8,136	2,259
JPMorgan Chase Commercial Mortgage Securities Trust
3.234% due 02/15/2035 •		15,000	14,687
4.234% due 02/15/2035 •		5,000	4,867
KeyCorp Student Loan Trust
0.000% due 01/01/2050 «		100	18,993
1.000% due 01/01/2050		300	29,962
KREST Commercial Mortgage Securities Trust 2021-CHIP 3.024% due 11/05/2044 ~(m)		15,339	14,017
LB-UBS Commercial Mortgage Trust
5.407% due 11/15/2038 ^		2,643	833
6.318% due 04/15/2041 ~		4,660	4,635
Mansard Mortgages PLC 3.578% due 10/15/2048 •	GBP	2,879	3,847
MASTR Adjustable Rate Mortgages Trust 2.684% due 04/25/2035 ~		$1,134	880
Merrill Lynch Mortgage Investors Trust 0.821% due 07/25/2029 •		735	713
MFA Trust
3.071% due 08/25/2049 ~(m)		1,185	1,202
4.978% due 08/25/2049 ~(m)		6,143	6,273
Morgan Stanley Capital Trust
1.584% due 05/15/2036 •(m)		4,500	4,416
3.234% due 11/15/2034 •		12,200	12,052
5.495% due 11/14/2042 ~		7,500	4,993
6.567% due 08/12/2041 ~		123	84
Morgan Stanley Resecuritization Trust 3.056% due 06/26/2046 ~		7,902	7,041
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060 «		65	64
Mortgage Funding PLC 3.267% due 03/13/2046 •(m)	GBP	1,700	2,318
MRCD Mortgage Trust
2.718% due 12/15/2036		$6,000	5,772
4.250% due 12/15/2036		12,000	11,698
MSSG Trust 3.865% due 09/13/2039 ~(m)		4,006	3,887

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

NAC Aviation PPN 6.830% due 03/15/2027		4,855	3,929
Natixis Commercial Mortgage Securities Trust
2.825% due 02/15/2033 •(m)		5,000	4,965
3.084% due 11/15/2034 •(m)		1,826	1,812
3.917% due 11/15/2032 ~(m)		2,700	2,711
4.084% due 11/15/2034 •		792	778
4.193% due 04/10/2037 ~(m)		7,000	7,057
New York Mortgage Trust 3.558% due 08/25/2061 þ		4,450	4,446
Nomura Resecuritization Trust
2.764% due 10/26/2036 •(m)		11,327	11,133
4.078% due 07/26/2035 ~		265	253
RBSSP Resecuritization Trust 0.784% due 10/26/2037 •		2,498	746
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037 ^		180	176
Residential Asset Securitization Trust 5.750% due 03/25/2037		1,861	969
Residential Mortgage Securities PLC 4.350% due 06/20/2070 •(m)	GBP	4,150	5,784
Seasoned Credit Risk Transfer Trust
4.250% due 11/25/2059 ~(m)		$5,400	5,659
5.607% due 11/25/2059 ~(m)		10,270	6,206
Sequoia Mortgage Trust
0.752% due 10/20/2035 •		77	73
1.032% due 10/20/2035 •		251	233
1.062% due 07/20/2033 •		86	84
1.542% due 12/20/2032 •		265	230
Structured Adjustable Rate Mortgage Loan Trust
0.616% due 12/25/2034 •		2,039	1,596
0.736% due 10/25/2035 •(m)		5,181	4,981
Structured Asset Mortgage Investments Trust 0.296% due 09/25/2047 ^•		2,463	2,741
STWD Mortgage Trust
3.084% due 04/15/2034 •(m)		9,724	9,765
4.084% due 04/15/2034 •		6,612	6,640
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ		5,000	2,690
TDA Mixto Fondo de Titulizacion de Activos
0.000% due 10/28/2050 •	EUR	29,662	20,185
0.000% due 12/28/2050 •		11,707	12,198
Wachovia Bank Commercial Mortgage Trust 5.720% due 10/15/2048 ~(m)		$1,434	1,424
Waikiki Beach Hotel Trust 2.764% due 12/15/2033 •		15,000	14,673
WaMu Mortgage Pass-Through Certificates Trust
0.862% due 05/25/2047 •		1,899	970
0.986% due 04/25/2045 •		12,690	9,987
1.091% due 07/25/2045 •		9,099	7,916
1.763% due 08/25/2046 •		8,960	7,855
2.796% due 05/25/2035 ~		485	333
Wells Fargo Mortgage-Backed Securities Trust 2.584% due 08/25/2035 ~		1,190	848
Worldwide Plaza Trust 3.715% due 11/10/2036 ~(m)		13,000	12,699

Total Non-Agency Mortgage-Backed Securities (Cost $859,813)			873,225

ASSET-BACKED SECURITIES 24.4%
510 Loan Acquisition Trust 5.107% due 09/25/2060 þ		6,627	6,752
Acacia CDO Ltd. 0.975% due 11/08/2039 •		29,250	12,680
Accredited Mortgage Loan Trust
0.376% due 02/25/2037 •		5,235	4,314
6.000% due 10/25/2034 þ		1,863	1,806
ACE Securities Corp. Home Equity Loan Trust
0.506% due 04/25/2036 •(m)		7,415	6,820
0.731% due 12/25/2035 •		2,903	3,069
1.046% due 08/25/2035 •		3,504	2,490
1.361% due 02/25/2035 •(m)		13,971	13,178
Aegis Asset-Backed Securities Trust 1.786% due 03/25/2035 •		3,100	772
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 3.236% due 09/25/2034 •		638	660
Alkali Europe S.a.r.l. 3.800% due 07/15/2022 «•	EUR	23,285	26,840
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 0.846% due 02/25/2036 •		$220	205
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,549
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~		$29,803	11,436

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Banco Bilbao Vizcaya Argentaria S.A. 0.105% due 03/22/2046 •	EUR	681	493
Bear Stearns Asset-Backed Securities Trust
0.286% due 08/25/2035 •		$9,581	10,805
1.061% due 08/25/2036 •		3,663	3,210
Belle Haven ABS CDO Ltd. 0.388% due 07/05/2046 •		96,561	192
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 ~		4,066	948
California Republic Auto Receivables Trust 0.000% due 04/15/2025 «(h)		6,994	7,394
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	1,389
CDC Mortgage Capital Trust 2.636% due 06/25/2034 •		659	660
Cedar Funding CLO Ltd. 0.000% due 04/20/2031 ~		12,000	8,501
Citigroup Mortgage Loan Trust 0.986% due 11/25/2045 •		2,756	2,282
Citigroup Mortgage Loan Trust, Inc. 1.226% due 02/25/2035 •		113	114
Conseco Finance Securitizations Corp.
7.150% due 05/01/2033 ~		1,760	1,753
8.260% due 12/01/2030 ~		15,680	5,863
8.850% due 12/01/2030 ~		19,044	5,830
Consumer Loan Underlying Bond Certificate Issuer Trust
21.111% due 10/15/2043 «~		781	754
25.054% due 12/15/2043 «~		1,460	1,443
Coronado CDO Ltd.
1.616% due 09/04/2038 •		1,951	1,072
6.000% due 09/04/2038		279	211
Countrywide Asset-Backed Certificates
0.521% due 01/25/2045 ^•		5,400	5,104
0.566% due 02/25/2037 ^•		2,700	2,538
0.716% due 06/25/2036 •		3,906	4,116
0.746% due 06/25/2036 •		2,049	2,281
0.821% due 04/25/2036 •		2,000	1,659
1.046% due 02/25/2036 •		2,390	1,910
1.346% due 01/25/2036 •		3,396	3,262
Countrywide Asset-Backed Certificates Trust
1.961% due 10/25/2035 •		11,886	10,789
2.186% due 08/25/2035 •		3,418	3,453
Countrywide Asset-Backed Certificates Trust, Inc. 2.261% due 07/25/2034 •		132	132
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ		978	882
Credit-Based Asset Servicing & Securitization LLC
5.783% due 12/25/2036 þ		1,800	1,927
6.767% due 05/25/2035 þ		2,004	1,676
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ		1,888	1,531
Deutsche Mortgage & Asset Receiving Corp. Re-securitization Trust 0.000% due 12/26/2035 (h)		1,634	1,062
Diamond Infrastructure Funding LLC 3.475% due 04/15/2049		4,000	4,011
ECAF Ltd. 3.473% due 06/15/2040 (m)		4,783	4,702
Flagship Credit Auto Trust
0.000% due 05/15/2025 «(h)		20	1,712
0.000% due 12/15/2025 «(h)		33	4,611
0.000% due 12/15/2027 «(h)		20	5,823
Fremont Home Loan Trust 0.566% due 02/25/2036 •(m)		10,166	7,897
Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		142	125
GSAMP Trust
0.506% due 05/25/2046 •		2,845	2,781
0.536% due 06/25/2036 •(m)		7,186	6,931
0.746% due 12/25/2035 •		6,931	5,843
0.866% due 09/25/2035 •(m)		4,094	3,669
1.436% due 07/25/2045 •		1,277	1,163
1.811% due 08/25/2034 •		988	1,008
1.961% due 03/25/2034 ^•		3,280	2,898
2.711% due 12/25/2034 •(m)		8,336	7,136
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	1,352
Hout Bay Corp.
1.627% due 07/05/2041 •		$13,762	2,864
1.827% due 07/05/2041 •		8,111	885
1.957% due 07/05/2041 •		3,290	147
JP Morgan Mortgage Acquisition Trust
0.596% due 04/25/2036 •		6,100	5,460
4.722% due 11/25/2036 þ		2,294	3,185
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	32,128

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		7,472	7,437
Lakeside CDO Ltd.
1.138% due 01/03/2040 •		16,499	7,229
1.138% due 01/04/2040 •		22,075	9,672
LNR CDO Ltd. 0.365% due 02/28/2043 •		2,141	52
Long Beach Mortgage Loan Trust
0.466% due 02/25/2036 •		142	131
1.211% due 06/25/2035 •(m)		15,021	14,988
1.961% due 04/25/2035 •		4,334	4,105
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,762	1,280
Margate Funding Ltd. 0.513% due 12/04/2044 •		$39,691	14,639
Marlette Funding Trust
0.000% due 07/17/2028 «(a)(h)		10	878
0.000% due 04/16/2029 «(h)		17	1,339
0.000% due 07/16/2029 «(h)		4	430
0.000% due 03/15/2030 «(h)		11	2,017
MASTR Asset-Backed Securities Trust
0.701% due 01/25/2036 •(m)		8,898	9,424
5.936% due 12/25/2032 •		443	325
Mercury CDO Ltd. 1.123% due 12/08/2040 •		8,524	7,672
Merrill Lynch Mortgage Investors Trust 0.956% due 05/25/2036 •		7,664	6,639
Morgan Stanley ABS Capital, Inc. Trust
0.156% due 10/25/2036 •		238	154
0.791% due 11/25/2035 •		5,818	5,459
5.711% due 09/25/2033 •		1,543	1,547
Morgan Stanley Capital, Inc. Trust 0.641% due 01/25/2036 •		8,698	7,800
Morgan Stanley Home Equity Loan Trust 1.151% due 05/25/2035 •(m)		5,569	4,918
N-Star REL CDO Ltd. 0.506% due 02/01/2041 •		1,699	1,695
New Century Home Equity Loan Trust 0.791% due 02/25/2036 •(m)		7,000	6,572
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
0.701% due 11/25/2035 •(m)		11,182	8,084
1.166% due 09/25/2035 •		3,000	2,772
NovaStar Mortgage Funding Trust 0.971% due 01/25/2036 •		4,093	4,089
Orient Point CDO Ltd. 0.408% due 10/03/2045 •(m)		117,585	45,118
Palisades CDO Ltd. 1.088% due 07/22/2039 •		21,400	10,522
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.556% due 01/25/2035 ^•		1,730	1,750
2.036% due 02/25/2035 •(m)		6,028	6,082
PRET LLC 3.844% due 07/25/2051 þ		1,000	1,003
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •		3,982	3,228
Rockford Tower CLO Ltd. 0.000% due 01/20/2032 ~		8,300	8,050
Securitized Asset-Backed Receivables LLC Trust
1.061% due 12/25/2034 •		1,080	1,045
1.061% due 04/25/2035 •		1,932	1,594
SG Mortgage Securities Trust 0.446% due 02/25/2036 •		4,989	3,320
Sierra Madre Funding Ltd.
0.463% due 09/07/2039 •		13,675	12,248
0.723% due 09/07/2039 •		16,000	2,242
0.963% due 09/07/2039 •		10,400	1,486
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	2,068
0.000% due 09/18/2046 «(h)		10	3,901
0.000% due 10/15/2048 «(h)		15	6,092
0.000% due 09/15/2054 «(a)(h)		25,922	42,444
SoFi Consumer Loan Program LLC 0.000% due 05/26/2026 (h)		75	2,857
SoFi Professional Loan Program LLC
0.000% due 07/25/2040 «(h)		29	510
0.000% due 09/25/2040 «(a)(h)		4,400	960
South Coast Funding Ltd.
1.172% due 08/06/2039 •		25,185	11,509
3.372% due 08/06/2039 •		31,877	3
START Ireland 4.089% due 03/15/2044 (m)		2,781	2,789
Structured Asset Securities Corp. 1.286% due 02/25/2035 •		414	409
Structured Asset Securities Corp. Mortgage Loan Trust
0.286% due 06/25/2037 •		3,300	2,655

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

0.316% due 02/25/2037 •(m)		10,021	11,398
0.326% due 01/25/2037 •(m)		7,800	6,148
Summer Street Ltd. 0.366% due 12/06/2045 •		34,236	9,077
Terwin Mortgage Trust 3.803% due 07/25/2036 þ		456	400
Wells Fargo Home Equity Asset-Backed Securities Trust 2.636% due 11/25/2035 •		250	253

Total Asset-Backed Securities (Cost $666,712)			626,646

SOVEREIGN ISSUES 4.3%
Argentina Government International Bond
0.500% due 07/09/2030 þ		1,230	422
1.000% due 07/09/2029		949	365
1.125% due 07/09/2035 þ(m)		12,870	4,228
1.125% due 07/09/2035 þ		1,209	381
2.000% due 01/09/2038 þ(m)		30,184	11,711
2.500% due 07/09/2041 þ(m)		24,633	9,040
15.500% due 10/17/2026 (m)	ARS	47,041	104
16.000% due 10/17/2023		868	3
34.163% (BADLARPP) due 10/04/2022 ~(m)		3,184	12
36.162% (BADLARPP + 2.000%) due 04/03/2022 ~(m)		55,100	305
Autonomous City of Buenos Aires
37.411% (BADLARPP + 3.250%) due 03/29/2024 ~(m)		328,937	1,638
39.149% (BADLARPP + 5.000%) due 01/23/2022 ~(m)		66,000	371
Dominican Republic International Bond 4.875% due 09/23/2032 (m)		$1,100	1,125
Egypt Government International Bond
3.875% due 02/16/2026 (m)		1,600	1,508
6.375% due 04/11/2031	EUR	2,900	3,302
6.375% due 04/11/2031 (m)		3,400	3,871
7.500% due 02/16/2061 (m)		$4,600	4,050
Ghana Government International Bond
6.375% due 02/11/2027 (m)		1,100	1,038
7.875% due 02/11/2035 (m)		1,100	993
8.750% due 03/11/2061 (m)		400	359
Ivory Coast Government International Bond
4.875% due 01/30/2032 (m)	EUR	6,700	7,584
6.625% due 03/22/2048 (m)		5,000	5,843
Nigeria Government International Bond 8.250% due 09/28/2051		$6,100	6,156
Oman Government International Bond 7.000% due 01/25/2051 (m)		2,800	2,850
Peru Government International Bond
5.350% due 08/12/2040	PEN	1,095	211
5.940% due 02/12/2029		1,100	267
6.150% due 08/12/2032		1,200	278
6.150% due 08/12/2032 (m)		2,040	479
6.900% due 08/12/2037 (m)		49,300	11,514
Provincia de Buenos Aires
37.896% due 04/12/2025	ARS	25,911	120
37.896% due 04/12/2025 (m)		93,337	433
37.989% due 05/31/2022 (m)		32,451	175
Romania Government International Bond 2.750% due 04/14/2041 (m)	EUR	5,200	5,605
Romanian Government International Bond 2.625% due 12/02/2040 (m)		6,700	7,247
South Africa Government International Bond 5.750% due 09/30/2049 (m)		$1,800	1,719
Turkey Government International Bond
3.250% due 06/14/2025 (m)	EUR	100	114
5.250% due 03/13/2030 (m)		$2,800	2,590
7.625% due 04/26/2029 (m)		2,400	2,566
Turkiye Ihracat Kredi Bankasi A/S 8.250% due 01/24/2024 (m)		200	215
Ukraine Government International Bond
4.375% due 01/27/2030 (m)	EUR	3,304	3,556
6.876% due 05/21/2029 (m)		$5,000	5,082
7.750% due 09/01/2026 (m)		1,400	1,522
Venezuela Government International Bond
6.000% due 12/09/2020		85	8
8.250% due 10/13/2024 ^(e)		650	71
9.250% due 09/15/2027 ^(e)		65	7

Total Sovereign Issues (Cost $129,645)			111,038

		SHARES
COMMON STOCKS 2.3%
COMMUNICATION SERVICES 0.4%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	1,967

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

iHeartMedia, Inc. 'A' (f)	171,118	4,281
iHeartMedia, Inc. 'B' «(f)	132,822	2,991

		9,239

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)	1	0

ENERGY 0.0%
Noble Corp. (f)(k)	40,134	1,086
Valaris Ltd. (f)	2,258	79

		1,165

FINANCIALS 0.0%
Stearns Holdings LLC 'B' «(f)(k)	284,008	393

INDUSTRIALS 0.8%
McDermott International Ltd. (f)	57,728	29
Neiman Marcus Group Ltd. LLC «(f)(k)	178,186	19,135
Noble Corp. (f)	2,965	80
Voyager Aviation Holdings «(f)	2,201	0
Westmoreland Mining Holdings LLC «(f)(k)	63,729	0

		19,244

MATERIALS 0.7%
Associated Materials Group, Inc. «(f)(k)	2,418,841	17,053

UTILITIES 0.4%
TexGen Power LLC «	273,307	11,342

Total Common Stocks (Cost $43,274)		58,436

WARRANTS 1.3%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,361	165

INFORMATION TECHNOLOGY 1.3%
Windstream Holdings LLC - Exp. 09/21/2055 «	1,366,195	32,784

Total Warrants (Cost $11,709)		32,949

PREFERRED SECURITIES 5.0%
BANKING & FINANCE 4.3%
Nationwide Building Society 10.250% ~(m)	151,500	40,010
Stichting AK Rabobank Certificaten 19.437% due 12/29/2049 þ(i)(m)	42,638,700	71,155

		111,165

INDUSTRIALS 0.2%
General Electric Co. 3.446% (US0003M + 3.330%) due 12/15/2021 ~(i)	299,000	293
Sequa Corp. (15.000% PIK) 15.000% «(d)	1,154	1,256
Voyager Aviation Holdings LLC 9.500% «	13,205	3,905

		5,454

UTILITIES 0.5%
AT&T Mobility LLC 7.000% due 10/20/2022 «(i)(k)	484,024	12,713

Total Preferred Securities (Cost $109,705)		129,332

REAL ESTATE INVESTMENT TRUSTS 0.3%
REAL ESTATE 0.3%
Uniti Group, Inc.	544,155	6,731

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Total Real Estate Investment Trusts (Cost $3,444)			6,731

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS (k) 3.0%			75,861

ARGENTINA TREASURY BILLS 0.1%
34.869% due 10/29/2021 - 03/31/2022 (g)(h)	ARS	255,822	1,381

U.S. TREASURY BILLS 0.9%
0.051% due 02/17/2022 - 03/31/2022 (g)(h)(m)(o)(q)		$22,638	22,634

U.S. TREASURY CASH MANAGEMENT BILLS 1.5%
0.040% due 01/04/2022 - 01/25/2022 (g)(h)(m)(o)		38,200	38,196

Total Short-Term Instruments (Cost $138,144)			138,071

Total Investments in Securities (Cost $4,219,654)			4,258,738

Total Investments 166.2% (Cost $4,219,654)			$4,258,738
Financial Derivative Instruments (n)(p) 0.4%(Cost or Premiums, net $6,887)			10,528
Other Assets and Liabilities, net (66.6)%			(1,706,855)

Net Assets 100.0%			$2,562,411

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^					Security is in default.
«					Security valued using significant unobservable inputs (Level 3).
µ					All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only ("IO") or IO Strip.
(b)					Principal only security.
(c)					When-issued security.
(d)					Payment in-kind security.
(e)					Security is not accruing income as of the date of this report.
(f)					Security did not produce income within the last twelve months.
(g)					Coupon represents a weighted average yield to maturity.
(h)					Zero coupon security.
(i)					Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)					Contingent convertible security.
(k)					RESTRICTED SECURITIES:
Issuer Description					Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

AT&T Mobility LLC 7.000% due 10/01/2026					09/24/2020	$12,894	$12,713	0.50%
Associated Materials Group, Inc.					08/24/2020	15,360	17,053	0.67
NAC Aviation Dac 4.920% due 02/27/2026					09/17/2021	2,535	2,570	0.10
Neiman Marcus Group Ltd. LLC					09/25/2020	5,828	19,135	0.75
Noble Corp.					02/05/2021 - 02/25/2021	542	1,086	0.04
Otterham Property Finance Designated Activity Co. 3.000% due 09/03/2026					09/26/2019	29,097	30,364	1.18
Stearns Holdings LLC 'B'					03/15/2021	499	393	0.02
Westmoreland Mining Holdings LLC					04/09/2018 - 08/31/2018	726	0	0.00
Preylock Reitman Santa Cruz Mezz LLC 6.500% due 11/09/2022					04/09/2018	8,097	7,782	0.30
Project Anfora Senior 2.750% due 10/01/2026					09/30/2019	40,968	42,708	1.67
Merrill Lynch Mortgage Investors Trust 8.000% due 01/01/2022					10/02/2018 - 11/14/2019	10,168	10,126	0.40

						$126,714	$143,930	5.63%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(l)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	0.000%	09/30/2021	10/01/2021	$3,761	U.S. Treasury Notes 0.125% due 12/31/2022	$(3,837)	$3,761	$3,761
MBC	0.040	09/30/2021	10/01/2021	72,100	U.S. Treasury Notes 1.375% - 3.125% due 06/30/2023 - 02/15/2030	(74,451)	72,100	72,100

Total Repurchase Agreements						$(78,288)	$75,861	$75,861

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BCY				0.500%	09/30/2021	02/07/2022	$(2,432)	$(2,432)
BOS				0.798	09/17/2021	03/17/2022	(4,958)	(4,960)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

	0.800	09/02/2021	03/02/2022		(4,198)	(4,201)
BPS	(2.500)	03/10/2021	TBD(3)	EUR	(1,099)	(1,263)
	(2.500)	05/19/2021	TBD(3)		(752)	(867)
	(1.800)	09/23/2021	TBD(3)		(427)	(495)
	(0.400)	07/26/2021	10/26/2021		(2,843)	(3,291)
	(0.400)	09/23/2021	10/25/2021		(204)	(236)
	(0.380)	08/19/2021	11/11/2021		(13,764)	(15,937)
	(0.350)	09/24/2021	01/13/2022		(6,225)	(7,211)
	(0.300)	07/01/2021	10/01/2021		(1,809)	(2,093)
	(0.300)	07/12/2021	10/12/2021		(3,556)	(4,117)
	(0.300)	07/26/2021	10/26/2021		(17,011)	(19,694)
	(0.300)	09/06/2021	11/15/2021		(2,788)	(3,229)
	(0.300)	10/01/2021	11/03/2021		(1,817)	(2,105)
	0.320	07/08/2021	10/08/2021		$(3,444)	(3,446)
	0.350	08/13/2021	TBD(3)		(4,723)	(4,725)
	0.350	09/30/2021	08/12/2023		(2,742)	(2,742)
	0.380	07/19/2021	10/19/2021	GBP	(1,136)	(1,532)
	0.390	09/03/2021	10/01/2021		$(10,524)	(10,527)
	0.430	09/22/2021	10/12/2021		(855)	(855)
	0.450	08/03/2021	02/03/2022		(2,509)	(2,511)
	0.450	08/09/2021	10/12/2021		(253)	(253)
	0.490	08/12/2021	02/15/2022		(8,592)	(8,598)
	0.490	08/13/2021	02/16/2022		(1,323)	(1,324)
	0.490	08/23/2021	02/16/2022		(118)	(118)
	0.500	07/12/2021	01/10/2022		(959)	(960)
	0.500	08/03/2021	02/03/2022		(1,237)	(1,238)
	0.500	08/09/2021	01/20/2022		(854)	(854)
	0.500	09/21/2021	03/21/2022		(5,439)	(5,440)
	0.510	09/23/2021	03/21/2022		(3,085)	(3,086)
	0.520	09/21/2021	03/21/2022		(15,905)	(15,908)
	0.540	06/08/2021	03/08/2022		(43,082)	(43,156)
	0.540	06/09/2021	03/09/2022		(16,840)	(16,869)
	0.540	09/01/2021	03/08/2022		(1,621)	(1,621)
	0.540	10/01/2021	03/08/2022		(1,170)	(1,170)
	0.550	07/28/2021	04/28/2022		(24,358)	(24,382)
	0.550	08/02/2021	04/28/2022		(5,719)	(5,724)
	0.550	09/28/2021	04/28/2022		(1,591)	(1,591)
	0.810	10/01/2021	04/01/2022		(1,655)	(1,655)
BRC	(2.500)	02/17/2021	TBD(3)	EUR	(2,279)	(2,597)
	(1.000)	08/24/2021	TBD(3)		(5,481)	(6,343)
	(1.000)	09/06/2021	TBD(3)		(372)	(430)
	(0.550)	09/23/2021	09/22/2023		(1,683)	(1,949)
	(0.550)	10/01/2021	TBD(3)		(1,086)	(1,258)
	(0.450)	07/26/2021	10/26/2021		(10,361)	(11,992)
	(0.350)	07/26/2021	10/26/2021		(8,619)	(9,978)
	0.250	08/19/2021	TBD(3)		$(2,327)	(2,328)
	0.300	07/09/2021	10/08/2021	GBP	(486)	(655)
	0.350	07/08/2021	10/12/2021		$(8,868)	(8,876)
	0.400	09/17/2021	10/18/2021		(6,195)	(6,196)
	0.400	09/22/2021	10/18/2021		(2,651)	(2,651)
	0.450	07/08/2021	10/12/2021		(2,313)	(2,316)
	0.450	09/28/2021	10/12/2021		(5,432)	(5,433)
	0.450	10/01/2021	10/12/2021		(2,142)	(2,142)
	0.450	10/01/2021	01/06/2022		(8,400)	(8,400)
	0.480	08/17/2021	10/05/2021		(754)	(754)
	0.500	07/19/2021	01/19/2022		(5,970)	(5,977)
	0.500	07/28/2021	01/24/2022		(919)	(920)
	0.500	08/06/2021	02/07/2022		(451)	(452)
	0.500	08/13/2021	01/18/2022		(5,794)	(5,798)
	0.500	08/17/2021	02/07/2022		(419)	(419)
	0.500	08/18/2021	01/18/2022		(5,678)	(5,681)
	0.500	08/31/2021	03/01/2022		(12,847)	(12,853)
	0.500	09/22/2021	01/18/2022		(4,766)	(4,767)
	0.500	09/24/2021	03/24/2022		(7,722)	(7,723)
	0.550	06/18/2021	03/10/2022		(2,806)	(2,811)
	0.550	07/16/2021	01/18/2022		(4,393)	(4,398)
	0.598	09/07/2021	03/07/2022		(2,585)	(2,586)
	0.600	07/16/2021	01/18/2022		(28,574)	(28,610)
	0.600	08/11/2021	02/11/2022		(4,866)	(4,870)
	0.606	08/09/2021	10/08/2021		(356)	(356)
	0.750	08/24/2021	TBD(3)		(4,751)	(4,755)
	0.798	09/17/2021	03/17/2022		(2,256)	(2,256)
	0.800	08/11/2021	02/11/2022		(2,772)	(2,775)
	0.800	09/02/2021	03/02/2022		(4,705)	(4,708)
	0.806	08/09/2021	10/08/2021		(2,832)	(2,836)
	0.808	08/26/2021	02/22/2022		(4,549)	(4,552)
	0.808	08/27/2021	02/28/2022		(5,206)	(5,210)
	0.857	08/16/2021	02/16/2022		(12,725)	(12,739)
BYR	0.500	08/09/2021	01/26/2022		(1,060)	(1,061)
	0.650	08/12/2021	03/25/2022		(24,690)	(24,712)
CDC	0.250	03/22/2021	03/19/2023		(88)	(88)
	0.250	06/09/2021	TBD(3)		(4)	(4)
	0.260	09/14/2021	10/12/2021		(431)	(431)
	0.260	09/20/2021	10/15/2021		(2,452)	(2,452)
	0.270	09/27/2021	01/27/2022		(575)	(575)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

	0.270	10/01/2021	01/05/2022		(10,930)	(10,930)
	0.300	08/18/2021	10/01/2021		(10,669)	(10,673)
	0.350	07/21/2021	01/21/2022		(251)	(251)
	0.360	08/19/2021	TBD(3)		(2,252)	(2,253)
	0.360	08/24/2021	TBD(3)		(3,767)	(3,768)
	0.380	08/30/2021	10/01/2021		(3,210)	(3,211)
	0.420	08/09/2021	10/12/2021		(36,902)	(36,924)
	0.480	07/09/2021	10/07/2021		(12,866)	(12,881)
	0.480	08/18/2021	10/07/2021		(939)	(939)
	0.490	09/03/2021	03/03/2022		(3,558)	(3,559)
	0.490	09/27/2021	03/23/2022		(4,658)	(4,658)
	0.490	10/01/2021	04/01/2022		(3,291)	(3,291)
CEW	0.450	07/22/2021	01/21/2022		(7,385)	(7,392)
	0.500	07/09/2021	01/05/2022		(2,361)	(2,364)
	0.550	07/26/2021	01/26/2022		(11,956)	(11,968)
	0.550	08/11/2021	11/10/2021		(469)	(469)
	0.550	08/23/2021	10/22/2021		(6,862)	(6,866)
	0.596	06/29/2021	10/01/2021		(2,424)	(2,427)
	0.600	08/11/2021	02/11/2022		(6,080)	(6,086)
	0.600	09/15/2021	03/15/2022		(993)	(993)
	0.600	09/17/2021	03/17/2022		(5,251)	(5,253)
	0.602	09/22/2021	03/22/2022		(5,856)	(5,857)
	0.650	07/21/2021	01/21/2022		(3,752)	(3,757)
	0.650	07/27/2021	01/27/2022		(2,124)	(2,127)
	0.650	10/01/2021	01/04/2022		(2,429)	(2,429)
	0.700	05/06/2021	02/04/2022		(1,696)	(1,701)
	0.700	08/11/2021	11/10/2021		(3,927)	(3,931)
	0.800	08/11/2021	02/11/2022		(27,831)	(27,863)
	0.802	09/22/2021	03/22/2022		(4,313)	(4,314)
CIB	0.500	09/28/2021	10/14/2021		(1,876)	(1,876)
	0.500	09/30/2021	10/22/2021		(5,535)	(5,535)
DBL	(0.250)	07/14/2021	10/14/2021	EUR	(470)	(544)
	0.151	08/16/2021	11/16/2021		(3,323)	(3,850)
	0.663	09/15/2021	12/01/2021	GBP	(3,962)	(5,339)
	0.719	08/17/2021	11/17/2021		(856)	(1,154)
	0.720	08/16/2021	11/16/2021		(3,771)	(5,086)
	0.769	09/28/2021	11/17/2021		(1,158)	(1,561)
	0.770	08/16/2021	11/16/2021		(1,807)	(2,437)
	0.870	08/16/2021	11/16/2021		(2,708)	(3,653)
FBF	(1.700)	06/10/2021	TBD(3)	EUR	(1,892)	(2,180)
GLM	0.784	09/22/2021	01/24/2022		$(34,063)	(34,070)
GSC	0.580	08/11/2021	10/12/2021		(5,830)	(5,835)
IND	0.270	08/30/2021	03/01/2022		(1,593)	(1,593)
	0.280	09/02/2021	03/02/2022		(3,447)	(3,448)
	0.290	07/30/2021	01/31/2022		(6,170)	(6,174)
	0.290	08/04/2021	02/04/2022		(1,002)	(1,002)
	0.300	06/09/2021	03/09/2022		(2,627)	(2,630)
	0.300	07/23/2021	01/24/2022		(11,206)	(11,213)
	0.300	09/30/2021	03/29/2022		(11,856)	(11,856)
	0.360	08/12/2021	10/12/2021		(2,516)	(2,517)
	0.420	08/04/2021	02/04/2022		(277)	(277)
	0.450	06/28/2021	03/25/2022		(11,699)	(11,713)
	0.450	10/01/2021	04/01/2022		(10,649)	(10,649)
	0.460	08/04/2021	02/04/2022		(1,222)	(1,222)
	0.480	05/06/2021	02/04/2022		(13,133)	(13,159)
	0.510	04/29/2021	01/24/2022		(10,086)	(10,108)
	0.540	08/18/2021	01/24/2022		(2,875)	(2,877)
JML	(2.600)	07/22/2021	TBD(3)	EUR	(360)	(415)
	(2.500)	06/16/2021	TBD(3)		(258)	(299)
	(1.000)	09/23/2021	TBD(3)		(164)	(190)
	(0.850)	08/16/2021	TBD(3)		(307)	(356)
	(0.500)	07/26/2021	10/26/2021		(298)	(345)
	(0.450)	07/26/2021	10/26/2021		(4,497)	(5,204)
	(0.450)	08/16/2021	11/16/2021		(7,601)	(8,800)
	(0.420)	09/23/2021	TBD(3)		(2,323)	(2,690)
	(0.400)	07/26/2021	10/26/2021		(4,439)	(5,138)
	(0.400)	08/16/2021	11/16/2021		(3,968)	(4,594)
	(0.380)	07/26/2021	10/26/2021		(2,072)	(2,399)
	(0.380)	09/08/2021	11/11/2021		(14,804)	(17,144)
	(0.380)	09/16/2021	12/08/2021		(13,525)	(15,664)
	(0.350)	08/16/2021	11/15/2021		(82)	(95)
	(0.350)	08/16/2021	11/16/2021		(2,381)	(2,756)
	(0.250)	07/19/2021	10/19/2021		(3,216)	(3,723)
	(0.050)	07/08/2021	10/06/2021		$(4,600)	(4,600)
	0.250	08/16/2021	11/16/2021	GBP	(395)	(532)
	0.300	07/21/2021	10/06/2021		$(12,212)	(12,219)
	0.300	08/16/2021	11/16/2021	GBP	(647)	(873)
	0.330	08/17/2021	11/17/2021		(26,014)	(35,066)
	0.350	07/19/2021	10/19/2021		(4,136)	(5,577)
	0.350	08/24/2021	10/13/2021		$(2,605)	(2,606)
	0.400	08/24/2021	10/08/2021		(2,308)	(2,309)
	0.400	08/27/2021	10/08/2021		(9,355)	(9,358)
	0.975	08/04/2021	11/02/2021	GBP	(1,559)	(2,104)
MBC	0.805	08/24/2021	02/24/2022		$(4,738)	(4,742)
	0.807	08/17/2021	02/17/2022		(59,935)	(59,995)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

MEI	0.719	08/17/2021	11/17/2021	GBP	(1,314)	(1,772)
MSB	0.572	08/26/2021	11/29/2021		$(8,201)	(8,205)
NOM	0.350	09/14/2021	10/14/2021		(6,512)	(6,513)
	0.470	08/05/2021	TBD(3)		(1,411)	(1,412)
RBC	0.763	07/08/2021	01/10/2022		(14,831)	(14,857)
	0.850	08/10/2021	02/10/2022		(11,479)	(11,493)
RCE	(0.480)	08/13/2021	TBD(3)	EUR	(2,134)	(2,470)
	(0.350)	08/13/2021	11/15/2021		(2,236)	(2,589)
RDR	0.100	01/29/2021	TBD(3)		$(586)	(586)
	0.270	09/20/2021	01/20/2022		(16,570)	(16,572)
	0.270	09/21/2021	01/20/2022		(3,030)	(3,030)
	0.270	09/22/2021	01/20/2022		(996)	(996)
	0.270	09/23/2021	01/20/2022		(6,539)	(6,539)
	0.270	09/28/2021	01/20/2022		(411)	(411)
RTA	0.490	08/04/2021	02/04/2022		(3,709)	(3,712)
	0.607	10/01/2021	04/01/2022		(15,401)	(15,401)
	0.657	04/01/2021	10/01/2021		(15,426)	(15,477)
	0.670	08/24/2021	10/15/2021		(636)	(636)
	0.678	08/24/2021	11/22/2021		(2,303)	(2,304)
	0.802	09/03/2021	03/03/2022		(6,315)	(6,318)
SBI	0.805	09/01/2021	03/01/2022		(1,065)	(1,066)
	0.807	08/17/2021	02/17/2022		(12,766)	(12,779)
SCX	(0.320)	08/19/2021	11/16/2021	EUR	(569)	(659)
	0.400	09/13/2021	10/04/2021		$(1,740)	(1,740)
	0.400	10/04/2021	10/25/2021		(1,684)	(1,684)
SGY	0.500	09/28/2021	03/23/2022		(918)	(918)
SOG	0.240	08/24/2021	TBD(3)		(483)	(484)
	0.340	08/24/2021	TBD(3)		(17,755)	(17,762)
	0.340	09/22/2021	TBD(3)		(4,649)	(4,649)
	0.370	09/02/2021	10/01/2021		(26,080)	(26,087)
	0.410	08/05/2021	10/05/2021		(4,251)	(4,253)
	0.410	08/13/2021	10/13/2021		(1,644)	(1,645)
	0.410	08/27/2021	10/19/2021		(6,932)	(6,935)
	0.430	10/01/2021	01/04/2022		(31,849)	(31,849)
	0.450	08/12/2021	10/01/2021		(10,200)	(10,207)
	0.450	09/24/2021	10/01/2021		(1,702)	(1,702)
	0.500	07/19/2021	01/19/2022		(2,868)	(2,870)
	0.500	07/20/2021	01/20/2022		(1,402)	(1,404)
	0.500	07/21/2021	01/21/2022		(715)	(716)
	0.500	08/12/2021	01/20/2022		(3,411)	(3,413)
	0.500	08/20/2021	02/22/2022		(1,008)	(1,009)
	0.500	08/23/2021	02/23/2022		(30,506)	(30,523)
	0.500	09/01/2021	01/14/2022		(3,724)	(3,726)
	0.500	09/01/2021	03/01/2022		(4,153)	(4,155)
	0.500	09/02/2021	03/02/2022		(10,817)	(10,821)
	0.500	09/07/2021	03/07/2022		(1,162)	(1,162)
	0.500	09/16/2021	03/16/2022		(8,936)	(8,938)
	0.500	09/17/2021	03/17/2022		(2,548)	(2,549)
	0.500	09/22/2021	03/23/2022		(2,082)	(2,082)
	0.500	09/23/2021	03/23/2022		(13,910)	(13,911)
	0.500	09/28/2021	03/28/2022		(22,155)	(22,156)
	0.500	09/30/2021	03/07/2022		(9,597)	(9,597)
	0.500	10/01/2021	03/28/2022		(167)	(167)
	0.500	10/01/2021	04/01/2022		(6,233)	(6,233)
	0.550	06/24/2021	03/02/2022		(2,831)	(2,835)
	0.550	07/06/2021	03/02/2022		(2,782)	(2,785)
	0.550	07/27/2021	04/27/2022		(2,986)	(2,989)
	0.550	08/12/2021	04/27/2022		(1,961)	(1,963)
	0.550	08/23/2021	03/02/2022		(184)	(184)
	0.550	09/15/2021	05/04/2022		(1,054)	(1,054)
	0.550	10/01/2021	04/27/2022		(29,812)	(29,812)
	0.753	08/24/2021	02/22/2022		(11,698)	(11,707)
	0.808	08/27/2021	02/25/2022		(4,563)	(4,567)
	0.857	08/13/2021	02/16/2022		(16,221)	(16,240)
TDM	0.350	09/24/2021	TBD(3)		(2,945)	(2,945)
UBS	(0.150)	08/16/2021	11/16/2021	EUR	(1,918)	(2,221)
	0.250	08/16/2021	11/16/2021		(3,519)	(4,078)
	0.350	07/08/2021	10/08/2021		$(3,632)	(3,635)
	0.350	08/18/2021	TBD(3)		(5,244)	(5,246)
	0.350	08/23/2021	TBD(3)		(9,056)	(9,059)
	0.350	08/24/2021	10/01/2021		(19,340)	(19,333)
	0.350	08/24/2021	TBD(3)		(11,881)	(11,885)
	0.350	08/26/2021	TBD(3)		(23,812)	(23,821)
	0.350	08/30/2021	TBD(3)		(4,871)	(4,872)
	0.350	09/02/2021	TBD(3)		(9,270)	(9,272)
	0.350	09/14/2021	TBD(3)		(10,062)	(10,064)
	0.350	09/21/2021	TBD(3)		(8,976)	(8,977)
	0.350	09/21/2021	TBD(3)		(5,803)	(5,803)
	0.350	09/30/2021	09/30/2023		(16,015)	(16,015)
	0.350	10/01/2021	TBD(3)		(3,765)	(3,765)
	0.400	08/06/2021	10/06/2021		(17,128)	(17,139)
	0.400	09/02/2021	10/01/2021		(21,084)	(21,091)
	0.420	10/01/2021	01/05/2022		(20,454)	(20,454)
	0.430	07/19/2021	10/19/2021		(7,424)	(7,431)
	0.430	07/20/2021	10/19/2021		(10,294)	(10,303)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

				0.450			07/12/2021	10/12/2021	(820)		(821)
				0.500			07/12/2021	01/10/2022	(6,571)		(6,578)
				0.500			07/14/2021	01/12/2022	(491)		(492)
				0.500			09/30/2021	01/10/2022	(923)		(923)
				0.510			06/14/2021	01/10/2022	(11,299)		(11,316)
				0.852			07/20/2021	01/20/2022	(3,172)		(3,178)

Total Reverse Repurchase Agreements											$(1,712,572)

(m)	Securities with an aggregate market value of $1,849,787 and cash of $3,270 have been pledged as collateral under the terms of master agreements as of September 30, 2021.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2021 was $(1,550,706) at a weighted average interest rate of 0.496%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION(1)
										Variation Margin
Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Jaguar Land Rover Automotive	(5.000)%	Quarterly	12/20/2026	4.391%	EUR	19,390	$1,088	$(428)	$660	$40	$(5)
Rolls-Royce PLC	(1.000)	Quarterly	12/20/2026	2.005		10,000	(573)	(8)	(581)	4	0

							$515	$(436)	$79	$44	$(5)

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	06/20/2024	2.205%		$1,100	$(2)	$85	$83	$0	$(2)
Bombardier, Inc.	5.000	Quarterly	12/20/2024	2.478		600	0	48	48	0	0
Jaguar Land Rover Automotive	5.000	Quarterly	06/20/2026	4.219	EUR	17,700	1,189	(482)	707	13	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	1.589		6,200	(1,152)	999	(153)	3	0
Rolls-Royce PLC	1.000	Quarterly	12/20/2025	1.716		25,200	(3,580)	2,724	(856)	34	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2026	1.876		17,400	(1,276)	472	(804)	4	0

							$(4,821)	$3,846	$(975)	$54	$(2)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive (6)	1-Day GBP-SONIO Compounded-OIS	0.750%	Annual	03/16/2032	GBP	13,700	$(106)	$517	$411	$62	$0
Receive(6)	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	03/16/2052		13,700	(204)	1,433	1,229	205	0
Pay	1-Year BRL-CDI	3.978	Maturity	01/03/2022	BRL	33,200	0	(43)	(43)	0	0
Pay	1-Year BRL-CDI	4.040	Maturity	01/03/2022		33,900	0	(41)	(41)	0	0
Pay	1-Year BRL-CDI	6.170	Maturity	01/02/2023		203,900	(38)	(766)	(804)	0	(29)
Pay	1-Year BRL-CDI	7.655	Maturity	01/02/2024		537,100	18	(2,841)	(2,823)	0	(162)
Pay	3-Month USD-LIBOR	0.500	Semi-Annual	06/16/2026		$323,700	(7,049)	(390)	(7,439)	307	0
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		11,500	(834)	1,087	253	14	0
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		2,500	40	170	210	4	0
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		58,100	(3,466)	7,423	3,957	84	0
Receive	3-Month USD-LIBOR	1.420	Semi-Annual	08/17/2028		93,400	0	(772)	(772)	0	(137)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		59,000	4,765	2,772	7,537	113	0
Pay	3-Month USD-LIBOR	1.000	Semi-Annual	12/16/2030		53,800	1,770	(4,021)	(2,251)	121	0
Receive	3-Month USD-LIBOR	1.150	Semi-Annual	09/20/2050		24,300	55	3,963	4,018	0	(42)
Receive	3-Month USD-LIBOR	1.250	Semi-Annual	06/16/2051		74,500	14,089	(3,575)	10,514	0	(134)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Pay	3-Month ZAR-JIBAR	5.873	Quarterly	05/12/2026	ZAR	1,011,400	(18)	(348)	(366)	24	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	17	98	0	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	900	(1)	(7)	(8)	0	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	4,400	244	96	340	13	0
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	13,500	(99)	41	(58)	42	0
Pay	28-Day MXN-TIIE	4.550	Lunar	02/27/2023	MXN	137,300	16	(160)	(144)	4	0
Pay	28-Day MXN-TIIE	4.500	Lunar	03/03/2023	255,700	(9)	(272)	(281)	8	0

$9,254	$4,283	$13,537	$1,001	$(504)

Total Swap Agreements	$4,948	$7,693	$12,641	$1,099	$(511)

(o)

Securities with an aggregate market value of $28,255 and cash of $52,074 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2021	PEN	49,179	$12,601	$711	$0
10/2021	$26,027	GBP	19,249	0	(91)
10/2021	3,208	RUB	241,889	107	0
11/2021	GBP	19,249	$26,029	92	0
11/2021	PLN	5,707	1,500	65	0
11/2021	$1,255	RUB	93,834	25	0
12/2021	5,993	INR	445,380	0	(41)
12/2021	1,624	RUB	121,144	19	0
02/2022	PLN	6,931	$1,809	68	0
BPS	10/2021	BRL	107,329	20,312	603	0
10/2021	EUR	243,487	287,616	5,572	0
10/2021	MXN	51,572	2,554	56	0
10/2021	$19,732	BRL	107,329	0	(23)
10/2021	2,540	MXN	51,572	0	(42)
11/2021	EUR	246,959	$286,368	147	0
11/2021	$20,217	BRL	107,329	0	(598)
11/2021	15,656	MXN	316,045	0	(423)
01/2022	2,518	51,572	0	(55)
BRC	10/2021	GBP	20,526	$28,137	481	0
11/2021	$374	RUB	27,903	7	0
CBK	10/2021	PEN	12,233	$2,977	18	0
10/2021	$3,495	EUR	2,980	0	(43)
10/2021	1,003	GBP	733	0	(15)
10/2021	5,107	PEN	19,794	0	(320)
11/2021	CHF	989	$1,085	23	0
11/2021	$507	PEN	2,088	0	(3)
11/2021	2,940	RUB	219,650	55	0
12/2021	4,057	INR	311,335	104	0
12/2021	1,076	RUB	79,857	7	0
02/2022	PLN	5,322	$1,391	54	0
03/2022	$2,953	PEN	12,233	0	(21)
05/2022	2,291	9,370	0	(56)
FBF	11/2021	330	RUB	24,688	6	0
GLM	10/2021	DOP	339,185	$5,885	0	(101)
10/2021	EUR	8,983	10,520	114	0
10/2021	$1,848	GBP	1,333	0	(52)
10/2021	2,037	RUB	153,515	66	0
11/2021	PEN	5,609	$1,496	141	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

11/2021	$393	RUB	29,327	7	0
12/2021	7,915	IDR	113,924,001	0	(23)
12/2021	2,613	RUB	194,403	24	0
12/2021	25	ZAR	368	0	(1)
12/2021	ZAR	11,391	$744	0	(5)
01/2022	$1,088	PEN	4,493	0	(7)
MYI	10/2021	BRL	107,329	$19,732	23	0
10/2021	GBP	789	1,073	9	0
10/2021	$19,847	BRL	107,329	0	(138)
10/2021	2,959	EUR	2,531	0	(28)
11/2021	PLN	11,342	$2,982	130	0
11/2021	$2,260	IDR	32,492,592	0	(2)

Total Forward Foreign Currency Contracts	$8,734	$(2,088)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON ASSET-BACKED SECURITIES - BUY PROTECTION(1)
Swap Agreements, at Value(5)
Counterparty	Reference Obligation	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Citigroup Commercial Mortgage Trust 5.482% due 10/15/2049	(0.500)%	Monthly	10/15/2049	$4,683	$281	$420	$701	$0
GMAC Commercial Mortgage Securities, Inc. 5.349% due 11/10/2045	(0.125)	Monthly	11/10/2045	457	137	(125)	12	0
Morgan Stanley Capital Trust 5.545% due 11/14/2042	(0.240)	Monthly	11/14/2042	7,500	1,350	1,156	2,506	0

$1,768	$1,451	$3,219	$0

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2021(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Ukraine Government International Bond	5.000%	Quarterly	12/20/2022	3.108%	$3,100	$190	$(114)	$76	$0
GST	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	1.227	340	(19)	18	0	(1)

$171	$(96)	$76	$(1)

Total Swap Agreements	$1,939	$1,355	$3,295	$(1)

(q)

Securities with an aggregate market value of $218 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2021.

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2021

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Investments in Securities, at Value
Loan Participations and Assignments	$7,264	$513,755	$215,687	$736,706
Corporate Bonds & Notes
Banking & Finance	0	289,078	2,570	291,648
Industrials	13,600	805,633	31,554	850,787
Utilities	0	230,943	0	230,943
Convertible Bonds & Notes
Banking & Finance	0	22,007	1,153	23,160
Industrials	0	33,085	0	33,085
Municipal Bonds & Notes
Michigan	0	6,864	0	6,864
Puerto Rico	0	61,990	0	61,990
Texas	0	101	0	101
West Virginia	0	130	0	130
U.S. Government Agencies	0	46,895	0	46,895
Non-Agency Mortgage-Backed Securities	0	777,559	95,666	873,225
Asset-Backed Securities	0	485,302	141,344	626,646
Sovereign Issues	0	111,038	0	111,038
Common Stocks
Communication Services	6,248	0	2,991	9,239
Energy	1,165	0	0	1,165
Industrials	0	109	19,135	19,244
Investments in Affiliates	0	0	393	393
Materials	0	0	17,053	17,053
Utilities	0	0	11,342	11,342
Warrants
Financials	0	0	165	165
Information Technology	0	0	32,784	32,784
Preferred Securities
Banking & Finance	0	111,165	0	111,165
Industrials	0	293	5,161	5,454
Utilities	0	0	12,713	12,713
Real Estate Investment Trusts
Real Estate	6,731	0	0	6,731
Short-Term Instruments
Repurchase Agreements	0	75,861	0	75,861
Argentina Treasury Bills	0	1,381	0	1,381
U.S. Treasury Bills	0	22,634	0	22,634
U.S. Treasury Cash Management Bills	0	38,196	0	38,196

Total Investments	$35,008	$3,634,019	$589,711	$4,258,738

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	1,099	0	1,099
Over the counter	0	12,029	0	12,029

$0	$13,128	$0	$13,128
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(511)	0	(511)
Over the counter	0	(2,089)	0	(2,089)

$0	$(2,600)	$0	$(2,600)

Total Financial Derivative Instruments	$0	$10,528	$0	$10,528

Totals	$35,008	$3,644,547	$589,711	$4,269,266

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2021:
Category and Subcategory	Beginning Balance at 06/30/2021	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2021	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2021 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$210,938	$62,235	$(75,422)	$231	$105	$(924)	$20,125	$(1,601)	$215,687	$(855)
Corporate Bonds & Notes
Banking & Finance	0	2,535	0	0	0	35	0	0	2,570	35
Industrials	0	0	(780)	0	0	0	32,334	0	31,554	0
Utilities	0	0	0	0	0	0	0	0	0	0
Convertible Bonds & Notes
Banking & Finance	1,211	0	0	0	0	(58)	0	0	1,153	(58)
Non-Agency Mortgage-Backed Securities	96,597	0	(2,086)	2	164	925	64	0	95,666	1,053

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	September 30, 2021 (Unaudited)

Asset-Backed Securities	150,850	0	(7,940)	19	491	(2,076)	0	0	141,344	(1,712)
Common Stocks
Communication Services	3,219	0	0	0	0	(228)	0	0	2,991	(228)
Financials	409	0	0	0	0	(16)	0	0	393	(16)
Industrials	19,690	0	0	0	0	(555)	0	0	19,135	(555)
Materials(2)	17,126	0	0	0	0	(73)	0	0	17,053	(73)
Utilities	11,342	0	0	0	0	0	0	0	11,342	0
Warrants
Financials	165	0	0	0	0	0	0	0	165	0
Information Technology	30,487	0	0	0	0	2,297	0	0	32,784	2,297
Preferred Securities
Industrials	5,292	0	(36)	0	0	(95)	0	0	5,161	(95)
Utilities	12,809	0	(50)	0	0	(46)	0	0	12,713	(96)

Totals	$560,135	$64,770	$(86,314)	$252	$760	$(814)	$52,523	$(1,601)	$589,711	$(303)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2021	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments	$90,980	Discounted Cash Flow	Discount Rate	%	4.100-8.400	4.859
7,958	Other Valuation Techniques(3)	-—	-—	-—
42,820	Proxy Pricing	Base Price	70.488-99.853	94.779
19,506	Reference Instrument	Yield	5.428-6.081	5.707
54,425	Third Party Vendor	Broker Quote	60.000-100.250	99.754
Corporate Bonds & Notes
Banking & Finance	2,570	Proxy Pricing	Base Price	79.390	—
Industrials	31,554	Indicative Market Quotation	Broker Quote	BRL	53.600	—
Convertible Bonds & Notes
Banking & Finance	1,153	Other Valuation Techniques(3)	—	—	—
Non-Agency Mortgage-Backed Securities	46,647	Discounted Cash Flow	Discount Rate	%	4.100	—
49,019	Proxy Pricing	Base Price	98.458-18,994.158	13,853.575
Asset-Backed Securities	26,840	Discounted Cash Flow	Discount Rate	4.800	—
2,197	Other Valuation Techniques(3)	—	—	—
112,305	Proxy Pricing	Base Price	21.830-39,557.973	11,278.169
Common Stocks
Communication Services	2,991	Reference Instrument	Liquidity Discount	10.000	—
Financials	393	Other Valuation Techniques(3)	—	—	—
Industrials	19,135	Discounted Cash Flow	Discount Rate	14.000	—
Materials	17,053	Comparable Companies	EBITDA Multiple	x	8.850	—
Utilities	11,342	Indicative Market Quotation	Broker Quote	$41.500	—
Warrants
Financials	165	Other Valuation Techniques(3)	—	—	—
Information Technology	32,785	Comparable Companies	EBITDA Multiple	x	4.400	—
Preferred Securities
Industrials	3,903	Comparable Companies/Discounted Cash Flow	Book Value/Discount Rate	x/%	0.200/20.240	—
1,256	Other Valuation Techniques(3)	—	—	—
Utilities	12,714	Current Value Model	Purchase Price	$27.048	—

Total	$589,711

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2021 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Sector type updated from Financials to Materials since prior fiscal year end.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets
PFLEXLS I LLC	12/01/2017	0.7%
CLM 13648 LLC	03/29/2018	0.0
MLM 13648 LLC	04/03/2018	0.4

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of the Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of the Fund, or each of its share classes as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities, attributable to the Fund or class by the total number of shares outstanding of the Fund or class.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either: (i) advance the time as of which the NAV is calculated and, therefore, the time by which purchase orders must be received to receive that day’s NAV or (ii) accept purchase orders until, and calculate its NAV as of, the normally scheduled NYSE Close. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using     such data reflecting the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange, quotes obtained from a quotation reporting system, established market makers or pricing services. Swap agreements are valued on the basis of market-based prices supplied by Pricing Services or quotes obtained from brokers and dealers. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Fund’s Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Whole loans may be fair valued using inputs that take into account borrower- or loan-level data (e.g., credit risk of the borrower) that is updated periodically throughout the life of each individual loan; any new borrower- or loan-level data received in written reports periodically by the Fund normally will be taken into account in calculating the NAV. The Fund’s whole loan investments, including those originated by the Fund or through an alternative lending platform, generally are fair valued in accordance with procedures approved by the Board.

Notes to Financial Statements (Cont.)

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Services (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or pricing services. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, London Interbank Offered Rate forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Current Value model is utilized for securities that are typically held at cost in the period of the initial investment, and potentially longer if the security is in an early-stage company that has made no material progress on its business plan. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2021, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FBF	Credit Suisse International	NOM	Nomura Securities International Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	RBC	Royal Bank of Canada
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RCE	Royal Bank of Canada Europe Limited
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co. LLC	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RTA	RBC (Barbados) Trading Bank Corp.
BYR	The Bank of Nova Scotia - Toronto	IND	Crédit Agricole Corporate and Investment Bank S.A.	SBI	Citigroup Global Markets Ltd.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SCX	Standard Chartered Bank, London
CDC	Natixis Securities Americas LLC	MBC	HSBC Bank Plc	SGY	Societe Generale, NY
CEW	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	SOG	Societe Generale Paris
CIB	Canadian Imperial Bank of Commerce	MSB	Morgan Stanley Bank, N.A	TDM	TD Securities (USA) LLC
DBL	Deutsche Bank AG London	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	GBP	British Pound	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	USD (or $)	United States Dollar
DOP	Dominican Peso	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro	PEN	Peruvian New Sol

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BADLARPP	Argentina Badlar Floating Rate Notes	LIBOR03M	3 Month USD-LIBOR	US0003M	ICE 3-Month USD LIBOR
BP0003M	3 Month GBP-LIBOR	PRIME	Daily US Prime Rate	WIBOR03M	3 Month Warsaw Inter Bank Offering Rate
EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	RMBS	Residential Mortgage-Backed Security
CDI	Brazil Interbank Deposit Rate	LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
CDO	Collateralized Debt Obligation	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TBD	To-Be-Determined
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
EBITDA	Earnings before Interest, Taxes, Depreciation and Amoritization	REMIC	Real Estate Mortgage Investment Conduit	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate